Common shares - Additional Information (Details)	12 Months Ended
	Dec. 31, 2024 Vote $ / shares shares	Dec. 31, 2023 shares
Common shares.
Common stock, shares authorized	1,000,000,000
Common stock, par value | $ / shares	$ 0.00025
Number of votes per common share | Vote	1
Common stock, shares outstanding	307,351,196	323,525,556